Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Preferred Shares
Summary of preferred shares activities

	Series A Shares		Series A-1 Shares		Series B Shares		Series C Shares		Series D Shares		Total
	Number of		Number of		Number of		Number of		Number of		Number of
	shares issued	Amount	shares issued	Amount	shares issued	Amount	shares issued	Amount	shares issued	Amount	shares issued	Amount
Balance as of December 31, 2018	65,288,360	9,000	13,679,270	3,000	87,756,440	29,000	60,468,490	115,007	—	—	227,192,560	156,007
Issuance of Series D Preferred Shares, net of issuance cost	—	—	—	—	—	—	—	—	52,428,242	177,980	52,428,242	177,980
Repurchase of convertible preferred shares	—	—	(1,457,003)	(320)	—	—	—	—	—	—	(1,457,003)	(320)
Balance as of December 31, 2019	65,288,360	9,000	12,222,267	2,680	87,756,440	29,000	60,468,490	115,007	52,428,242	177,980	278,163,799	333,667
Balance as of December 31, 2020	65,288,360	9,000	12,222,267	2,680	87,756,440	29,000	60,468,490	115,007	52,428,242	177,980	278,163,799	333,667
Conversion of redeemable preferred shares	(65,288,360)	(9,000)	(12,222,267)	(2,680)	(87,756,440)	(29,000)	(60,468,490)	(115,007)	(52,428,242)	(177,980)	(278,163,799)	(333,667)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—